AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                  Supplement to
                  Allocator 2000, Regent 2000, Executive Select,
                    Allocator 2000 Annuity and Designer Annuity
                         Prospectuses Dated May 1, 2007

                       Supplement Dated November 10, 2008

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference.

Ameritas Life Insurance Corp. ("Ameritas") has been advised that the Board of Directors of the Summit Mutual Funds, Inc. (the "Fund") recommends, subject to shareholder approval, that on or about December 12, 2008, the Fund will change its investment adviser to Calvert Asset Management Company, Inc. ("CAMCO") and that CAMCO will enter into a sub-advisory agreement for the Summit EAFE International Index Portfolio.

Therefore, if the recommendations of the Fund's Board of Directors are approved, the following changes will be made to your prospectus.

Under the INVESTMENT OPTIONS section of your prospectus, the list of Summit Mutual Funds, Inc., Summit Pinnacle Series is revised to reflect changes to the investment adviser, subadviser, and underwriter, as follows:

         --------------------------------------------------------------------------------------------------------
                                FUND NAME                                       INVESTMENT ADVISER
         Portfolio Name-Subadviser(s)                             Portfolio Type / Summary of Investment Strategy
         --------------------------------------------------------------------------------------------------------
              Summit Mutual Funds, Inc., Summit Pinnacle Series*       Calvert Asset Management Company, Inc.
         --------------------------------------------------------------------------------------------------------
         Summit EAFE International Index Portfolio -
         World Asset Management, Inc.                             Index:  MSCI EAFE Index.
         --------------------------------------------------------------------------------------------------------

* The Fund and its investment adviser is part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, will replace Ameritas Investment Corp. as the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

Please see the supplement dated September 15, 2008, provided by the Fund and the Fund prospectus for more information. On request, we will provide you with an additional copy of the Fund prospectus or supplement.

   Please retain this supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.